Investment in Unconsolidated Subsidiary (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment in Unconsolidated Subsidiary [Abstract]
Ownership Percentage	39.16%
Investment in unconsolidated subsidiary	$ 4,000	$ 3,796